TAXATION (Tables)	12 Months Ended
Dec. 31, 2023
TAXATION
Schedule of deferred income taxes

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Tax loss carry forwards	$685,368	$332,184	$99,672
E&E expenditures	473,085	3,104	—
Share issuance costs	214,221	288,230	—
Marketable securities and other	32,615	71,464	41,908
Deferred income taxes not recognized	(1,405,289)	(694,982)	(141,580)
	$—	$—	$—

Schedule of income tax expense (recovery)

			For the year ended
	December 31,	December 31,	December 31,
	2023	2022	2021
Expected income tax recovery	$(1,080,139)	$(288,466)	$(108,298)
Share issuance costs	—	(298,176)	—
Impact of difference in tax rates and other	240,010	(10,670)	21,425
Share-based compensation	129,976	43,910	—
Deferred income taxes not recognized	710,308	553,402	86,873
	$155	$—	$—